As filed with the Securities and Exchange Commission on October 26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave. Floor 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 74.5%	Value
	Computer & Internet Software - 11.0%
12,600	Google Inc. - Class A 1	$8,632,134
390,000	Microsoft Corp.	12,019,800
		20,651,934
	Computers & Peripheral Equipment - 10.3%
945,800	Hewlett-Packard Co.	15,965,104
296,963	Systemax Inc. 1,2	3,459,619
		19,424,723
	Conglomerates - 3.8%
84,700	Berkshire Hathaway Inc. - Class B 1	7,143,598
	Consumer Products - 10.7%
546,111	Spectrum Brands Holdings Inc.	20,113,268
	Discount Department Stores - 2.7%
69,150	Wal-Mart Stores Inc.	5,020,290
	Financial Services - 3.3%
290,300	Federated Investors Inc. - Class B	6,160,166
	General Building Supplies - 2.9%
61,200	Mueller Industries Inc.	2,637,720
164,200	Quanex Building Products Corp.	2,873,500
		5,511,220
	Loan Servicing - 5.4%
363,648	Walter Investment Management Corp.	10,178,508
	Marine Services & Equipment - 1.4%
30,100	SEACOR Holdings Inc. 1	2,588,901
	Metals & Mining - 3.5%
173,000	Barrick Gold Corp.	6,663,960
	Multi - Line Insurance - 1.1%
115,000	Hartford Financial Services Group Inc.	2,061,950
	Property/Casualty Insurance - 5.0%
14,417	Alleghany Corp. 1	4,860,691
8,864	White Mountains Insurance Group	4,612,294
		9,472,985
	Retailing - 2.1%
75,900	Sears Holdings Corp. 1	4,003,725
	Securities & Investment Banking - 5.8%
739,299	Jefferies Group Inc.	10,860,302
	Telecommunications - 2.8%
1,110,500	Sprint Nextel Corp. 1	5,385,925
	Waste Treatment & Disposal - 2.7%
183,300	Republic Services Inc.	5,068,245
	TOTAL COMMON STOCKS (Cost $127,246,393)	140,309,700

	UNITED KINGDOM INVESTMENT TRUSTS - 2.2%
762,123	JZ Capital Partners Limited 2	4,253,648
	TOTAL UNITED KINGDOM INVESTMENT TRUSTS (Cost $4,201,658)	4,253,648

Principal	BANK LOANS - 2.1%
	Loan Servicing - 2.1%
$1,918,919	Walter Investment Management Corp. 1st Lien, 7.750% due 6/30/16 3	1,938,904
2,000,000	Walter Investment Management Corp. 2nd Lien, 12.500% due 12/31/16 3	2,068,000
		4,006,904
	TOTAL BANK LOANS (Cost $3,905,352)	4,006,904

	U.S. GOVERNMENT SECURITIES - 0.9%	Value
	U.S. Treasury Notes - 0.9%
500,000	0.500% due 11/30/12	500,508
550,000	0.750% due 3/31/13	551,934
550,000	0.500% due 5/31/13	551,418
		1,603,860
	TOTAL U.S. GOVERNMENT SECURITIES (Cost $1,601,445)	1,603,860

	MISCELLANEOUS SECURITIES - 4.2% 4
	TOTAL MISCELLANEOUS SECURITIES (Cost $7,843,166)	7,904,448

	Total Investments (Cost $144,798,014) - 83.9%	158,078,560
	Cash and Other Assets in Excess of Liabilities - 16.1%	30,297,761
	TOTAL NET ASSETS - 100.0%	$188,376,321

1 Non-income producing security.
2 A portion of this security is considered illiquid. As of August 31, 2012, the total market value of securities considered illiquid was $3,617,529 or 1.9% of net assets.
3 Variable rate security. Rate disclosed is as of August 31, 2012.
4 Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows+:

Cost of investments		$144,806,810
Gross unrealized appreciation		20,768,417
Gross unrealized depreciation		(7,496,667)
Net unrealized appreciation		$13,271,750

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at August 31, 2012 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2012:

	Level 1	Level 2	Level 3	Total

Common Stocks 1	$140,309,700	$-	$-	$140,309,700
United Kingdom Investment Trusts	4,253,648	-	-	4,253,648
Bank Loans 1	-	4,006,904	-	4,006,904
U.S. Government Securities	-	1,603,860	-	1,603,860
Miscellaneous Securities	7,706,773	197,675	-	7,904,448
Total Investments	$152,270,121	$5,808,439	$-	$158,078,560

1 See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title              /s/ Eric W. Falkeis
                   Eric W. Falkeis, President

Date                  10/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eric W. Falkeis
                    Eric W. Falkeis, President

Date                  10/8/12

By (Signature and Title)*           /s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date                   10/8/12

* Print the name and title of each signing officer under his or her signature.